SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 2,712,350	$ 3,075,973	$ 11,094,170	$ 10,212,377
Cost of revenue	2,161,654	2,306,488	7,193,493	5,912,001
Net income (loss)	(1,740,078)	(5,966,198)	(8,119,268)	(14,028,165)
Total assets	13,058,410	15,536,588	12,836,688	15,453,753
Depreciation and amortization	(340,016)	(440,138)	(1,785,643)	1,459,691
Derivative (gain) expense	185,275	(3,896,672)		7,476,908
Interest expense	(390,879)	(546,757)	(1,531,733)	(3,581,020)
TPT SpeedConnect
Revenue	2,090,406	2,707,654	9,958,770	8,002,875
Cost of revenue	(1,618,132)	(1,717,386)	(6,367,474)	4,879,444
Net income (loss)	(244,462)	286,790	983,673	1,124,210
Total assets	7,583,025	6,410,699	7,010,444	8,003,380
Depreciation and amortization	(148,547)	(127,194)	(531,254)	282,449
Impairment of long-lived assets and goodwill			(2,702,996)
Derivative (gain) expense	0	0	0	0
Interest expense	190,469	(54,004)	(242,693)	0
BlueCollar
Revenue	200,040	353,405	1,051,120	1,941,955
Cost of revenue	(123,265)	(148,095)	(437,936)	751,349
Net income (loss)	(103,414)	(58,095)	(166,110)	428,758
Total assets	398,819	517,314	370,554	476,268
Depreciation and amortization	(27,834)	(27,834)	(111,336)	20,563
Impairment of long-lived assets and goodwill			(2,702,996)
Derivative (gain) expense	0	0	0	0
Interest expense	8,272	(10,218)	(36,507)	(119,359)
TPT MedTech and QuickLABS
Revenue	375,650	0	30,484	0
Cost of revenue	(381,975)	0	(68,884)	0
Net income (loss)	(440,438)	0	(747,485)	0
Total assets	462,184	0	11,850	0
Depreciation and amortization	0	0	(3,583)	0
Impairment of long-lived assets and goodwill			0
Derivative (gain) expense	0	0	1,140,323	0
Interest expense	0	0	(800)	0
Corporate and other
Revenue	46,254	14,914	53,796	267,547
Cost of revenue	(38,282)	(441,007)	(319,199)	281,208
Net income (loss)	(951,764)	(6,194,893)	(8,189,346)	(15,581,133)
Total assets	4,614,382	8,608,575	5,443,840	6,974,105
Depreciation and amortization	(163,635)	(285,110)	(1,139,470)	1,156,679
Impairment of long-lived assets and goodwill			0
Derivative (gain) expense	(185,275)	(3,896,672)	1,140,323	7,476,908
Interest expense	$ 192,138	$ (482,535)	$ (1,251,733)	$ (3,461,661)